UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21132
Investment Company Act File Number
Investment Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Investment Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Mortgage-Backed Securities — 95.6%

	Principal Amount
Security	(000’s omitted)	Value

Mortgage Pass-Throughs — 86.8%
Federal Home Loan Mortgage Corp.:
4.375%, with various maturities to 2037(1)	$888	$886,426
4.649%, with maturity at 2030(1)	1,432	1,430,208
5.00%, with maturity at 2014	2,455	2,513,264
5.067%, with maturity at 2022(1)	765	766,469
5.50%, with various maturities to 2017	2,244	2,316,439
6.00%, with various maturities to 2029(2)	10,563	10,991,797
6.50%, with various maturities to 2030	1,491	1,566,871
7.50%, with various maturities to 2017	3,357	3,513,737
8.00%, with various maturities to 2025	794	865,393
9.25%, with maturity at 2017	9	9,550

		$24,860,154

Federal National Mortgage Association:
4.351%, with maturity at 2018(1)	$146	$145,720
4.375%, with various maturities to 2035(1)	1,933	1,934,326
4.405%, with maturity at 2027(1)	1,356	1,358,516
4.44%, with maturity at 2036(1)	966	968,112
4.50%, with various maturities to 2018	22,315	22,762,904
4.563%, with maturity at 2036(1)	1,035	1,040,643
4.691%, with maturity at 2035(1)	4,853	4,858,810
4.75%, with maturity at 2018(1)	52	51,979
5.00%, with various maturities to 2018	3,839	3,936,611
5.087%, with maturity at 2036(1)	5,900	5,970,756
5.103%, with maturity at 2035(1)	3,467	3,505,176
5.50%, with various maturities to 2017	8,606	8,881,883
5.513%, with maturity at 2034(1)	8,133	8,229,921
6.00%, with various maturities to 2031	8,495	8,829,778
6.179%, with maturity at 2040(1)	3,183	3,277,484
6.321%, with maturity at 2032(1)	1,043	1,068,947
6.50%, with various maturities to 2019	3,384	3,529,712
7.00%, with various maturities to 2016	1,136	1,183,425
8.00%, with maturity at 2023	282	313,345
9.00%, with maturity at 2011	22	22,496
9.50%, with various maturities to 2022	1,252	1,401,037
9.528%, with maturity at 2018(3)	739	829,315

		$84,100,896

Government National Mortgage Association:
4.125%, with various maturities to 2027(1)	$1,436	$1,459,651
8.25%, with maturity at 2020	454	503,750
9.00%, with maturity at 2017	574	637,932

		$2,601,333

Total Mortgage Pass-Throughs (identified cost $110,383,766)		$111,562,383

1

Collateralized Mortgage Obligations — 4.7%

	Principal Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 3.805%, 10/15/22(4)	$160	$156,051

		$156,051

Federal National Mortgage Association:
Series G93-17, Class FA, 1.406%, 4/25/23(4)	$335	$328,916
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,551	1,623,708
Series G97-4, Class FA, 1.144%, 6/17/27(4)	292	284,495
Series 1993-140, Class J, 6.65%, 6/25/13	301	301,656
Series 1993-203, Class PI, 6.50%, 10/25/23	2,117	2,205,544
Series 1993-250, Class Z, 7.00%, 12/25/23	644	675,889
Series 2001-4, Class GA, 10.148%, 4/17/25(3)	421	466,325

		$5,886,533

Total Collateralized Mortgage Obligations (identified cost $6,042,050)		$6,042,584

Commercial Mortgage-Backed Securities — 4.1%

	Principal Amount
Security	(000’s omitted)	Value

GS Mortgage Securities Corp. II:
Series 2001-LIB, Class A2, 6.615%, due 2016(5)	$1,000	$1,039,038
Series 2001-ROCK, Class A2FL, 0.796%, due 2018(4)(5)	2,000	1,893,985

		$2,933,023

Host Marriott Pool Trust:
Series 1999-HMTA, Class A, 6.98%, with maturity at 2015(5)	$1,320	$1,329,571
Series 1999-HMTA, Class C, 7.73%, with maturity at 2015(5)	580	590,522
Series 1999-HMTA, Class D, 7.97%, with maturity at 2015(5)	180	183,480
Series 1999-HMTA, Class E, 8.07%, with maturity at 2015(5)	180	183,569

		$2,287,142

Total Commercial Mortgage-Backed Securities (identified cost $5,331,777)		$5,220,165

Total Mortgage-Backed Securities (identified cost $121,757,593)		$122,825,132

2

Short-Term Investments — 4.0%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(6)	$5,169	$5,169,332

Total Short-Term Investments (identified cost $5,169,332)		$5,169,332

Total Investments — 99.6% (identified cost $126,926,925)		$127,994,464

Other Assets, Less Liabilities — 0.4%		$541,309

Net Assets — 100.0%		$128,535,773

(1)	Adjustable rate mortgage.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $5,220,165 or 4.1% of the Portfolio’s net assets.

(6)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $9,050.
A summary of open financial instruments at January 31, 2009 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	130 U.S. Treasury Note	Short	$(14,896,733)	$(15,362,344)	$(465,611)

At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$127,222,283

Gross unrealized appreciation	$1,170,848
Gross unrealized depreciation	(398,667)

Net unrealized appreciation	$772,181

3

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$5,169,332	$(465,611)
Level 2	Other Significant Observable Inputs	122,825,132	—
Level 3	Significant Unobservable Inputs	—	—

Total		$127,994,464	$(465,611)

*	Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Investment Portfolio

By:	/s/Mark S. Venezia

Mark S. Venezia
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark S. Venezia

Mark S. Venezia
President

Date:	March 25, 2009

By:	/s/Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009